SCUDDER
                                                                 INVESTMENTS(SM)
                                                                      [LOGO]

Supplement to the currently effective Prospectus of each of the listed funds:

Scudder Corporate Bond Fund                      Scudder Massachusetts Limited Term Tax Free Fund

Scudder GNMA Fund                                Scudder Micro Cap Fund

Scudder International Bond Fund                  Scudder Ohio Tax Free Fund

Scudder International Growth and Income Fund     Scudder Tax Managed Growth Fund

Scudder Limited Term Tax Free Fund               Scudder Tax Managed Small Company Fund


On February 7, 2000, the applicable Board of each of the above-mentioned funds (identified in the table below under the heading "Acquired Fund") approved an Agreement and Plan of Reorganization (the "Plan") between each Fund and the corresponding Acquiring Fund identified in the chart below. The proposed transaction is part of Scudder Kemper's initiative to restructure and streamline the management and operations of the funds it manages.

The Plan applicable to each Fund, except for Scudder International Bond Fund and Scudder International Growth and Income Fund, provides for the transfer of substantially all of the assets and the assumption of all of the liabilities of the Fund solely in exchange for voting shares of the corresponding Acquiring Fund. Following the exchange, the Fund will distribute shares of the corresponding Acquiring Fund to the Fund's shareholders as part of the Fund's cessation of operations as provided for in the Plan. With respect to Scudder International Bond Fund and Scudder International Growth and Income Fund, the Plan provides that the voting shares of such Funds will be reclassified into voting shares of the corresponding Acquiring Fund and, accordingly, the corresponding Acquiring Fund will acquire all of the assets and assume all of the liabilities of the Fund (the transactions contemplated by the Plan are referred to as the "Reorganization").

Each Reorganization can be consummated only if, among other things, it is approved by a majority vote of shareholders of the applicable Fund. A Special Meeting (the "Meeting") of the shareholders of each Fund will be held on or about July 13, 2000 and shareholders will be given the opportunity to vote on the Plan and any other applicable matters affecting the Fund at that time. In connection with the Meeting, each Fund will be filing with the Securities and Exchange Commission and delivering to its shareholders: (i) a Proxy Statement describing in detail the Reorganization and the Board's considerations in recommending that shareholders approve the Reorganization, and (ii) a Prospectus for the Acquiring Fund.

If the Plan for a Fund is approved at the Meeting and certain conditions required by the Plan are satisfied, the Reorganization is expected to become effective at 9:00 a.m. eastern standard time on or about the appropriate Proposed Reorganization Date identified in the chart below. If shareholder approval of a Plan is delayed due to failure to obtain a quorum or otherwise, the applicable Reorganization will become effective as soon as practicable after the receipt of shareholder approval.

In the event the shareholders of a Fund fail to approve the Plan for that Fund, the Fund will continue to operate and the Fund's Board may resubmit the Plan for shareholder approval or consider other proposals.

Acquired Fund                                       Acquiring Fund                                Proposed Reorganization Date
--------------------------------------------------------------------------------------------------------------------------------
Scudder Corporate Bond Fund                         Scudder Income Fund                           July 31, 2000
--------------------------------------------------------------------------------------------------------------------------------
Scudder GNMA Fund                                   AARP GNMA and U.S. Treasury Fund              July 17, 2000
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Scudder International Bond Fund                     Scudder Global Bond Fund                      September 25, 2000
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Scudder International Growth and Income Fund        Scudder International Fund                    August 28, 2000
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Scudder Limited Term Tax Free Fund                  Scudder Medium Term Tax Free Fund             July 31, 2000
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Scudder Massachusetts Limited Term Tax Free Fund    Scudder Massachusetts Tax Free Fund           July 31, 2000
--------------------------------------------------------------------------------------------------------------------------------
Scudder Micro Cap Fund                              AARP Small Company Stock Fund                 July 17, 2000
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Scudder Ohio Tax Free Fund                          Scudder Managed Municipal Bonds               July 31, 2000
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Scudder Tax Managed Growth Fund                     Scudder Select 500 Fund                       August 28, 2000
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Scudder Tax Managed Small Company Fund              Scudder Small Company Value Fund              August 28, 2000
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


February 8, 2000